Intangible Assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

17. Intangible assets

Changes in intangible assets are as follows:

	Development costs	Industrial patents and intellectual property rights	Concessions, licenses, trademarks and similar rights	Intangible assets in process and advances	Other intangible assets	Total
	(EUR thousand)
Cost
At January 1, 2024	16,057	30,550	25,890	6,056	12,218	90,771
Additions	—	397	165	10,408	—	10,970
Reclassifications	—	723	—	(723)	—	—
Exchange differences	(8)	(137)	51	(16)	317	207
At December 31, 2024	16,049	31,533	26,106	15,725	12,535	101,948
Additions	—	11	97	11,168	—	11,276
Disposals	—	(71)	—	—	—	(71)
Reclassifications	10,457	3,913	—	(14,370)	—	—
Exchange differences	(24)	(52)	(116)	(19)	(678)	(889)
At December 31, 2025	26,482	35,334	26,087	12,504	11,857	112,264

Amortization
At January 1, 2024	13,967	19,940	17,270	—	8,609	59,786
Amortization	1,543	5,307	1,250	—	444	8,544
Exchange differences	(6)	(137)	13	—	158	28
At December 31, 2024	15,504	25,110	18,533	—	9,211	68,358
Amortization	1,508	4,351	1,218	—	453	7,530
Disposals	—	(71)	—	—	—	(71)
Exchange differences	(17)	(13)	(28)	—	(361)	(419)
At December 31, 2025	16,995	29,377	19,723	—	9,303	75,398

Net book value
At December 31, 2025	9,487	5,957	6,364	12,504	2,554	36,866
At December 31, 2024	545	6,423	7,573	15,725	3,324	33,590

Development costs refer to expenditure incurred for the design, construction and prototype development for products that have been, or are expected to be, commercialized, when it is probable that the entity will obtain future economic benefits from their use or sale. The amounts reclassified in this category during the year mainly relate to internally generated costs supporting the development of new packaging platforms within the Engineering segment.

Concessions, licenses, trademarks and similar rights with a total carrying amount of EUR 6,364 thousand (EUR 7,573 thousand in 2024) mainly includes the trade names related to Balda companies.

Intangible fixed assets in process and advances refer to ongoing projects that are expected to be completed in future years. During the period, this category increased by EUR 11,168 thousand mainly due to: (i) costs associated with the Group's ongoing digitalization initiatives and other software implementation projects and (ii) internally generated development costs mentioned above, amounting to EUR 1,582 thousand.

No impairment indicators have been identified for intangible assets and therefore no impairment losses have been accounted for. No changes in the useful life of intangible assets have occurred in all periods presented.